OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
VAT payable	$ 40,023	$ 12,235
Salary payable	89,775	920
Others	12,628	43,681
Total	$ 142,426	$ 56,836